INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2015
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES

3.              INVESTMENT SECURITIES

The amortized cost and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2015
AVAILABLE FOR SALE
Corporate debt securities	$60,968	$63	$(93)	$60,938
Foreign debt securities 1	5,298	-	(17)	5,281
Obligations of states and political
subdivisions	702	-	(5)	697

Total	$66,968	$63	$(115)	$66,916

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2015
HELD TO MATURITY
U.S. government agency securities	$27,395	$5	$(94)	$27,306
Corporate debt securities	3,868	371	-	4,239
Obligations of states and political
subdivisions	5,355	79	-	5,434

Total	$36,618	$455	$(94)	$36,979

		Gross		Gross
	Amortized	Unrealized		Unrealized	Fair
	Cost	Gains		Losses	Value
	(Dollars in Thousands)
2014
AVAILABLE FOR SALE
Corporate debt securities	$26,123	$188	$	-	$26,311
Foreign debt securities 1	2,066	10		-	2,076

Total	$28,189	$198	$	-	$28,387

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[1]

U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2014
HELD TO MATURITY
U.S. government agency securities	$16,848	$11	$(118)	$16,741
Corporate debt securities	5,199	540	-	5,739
Foreign debt securities 1	-	-	-	-

Total	$22,047	$551	$(118)	$22,480

In fiscal years 2015, 2014, and 2013, the Company recorded gross realized investment security gains of $0, $0, and $46 thousand and there were no gross losses for any period.  Proceeds from sales of investment securities during fiscal 2015, 2014, and 2013 were $0, $0, and $7.2 million.  In fiscal year 2013, one held to maturity security totaling $337 thousand was sold.  The investment sold had paid down below fifteen percent of the original investment amount, and was sold with a realized gain of $1 thousand.

The amortized cost and fair values of investment securities at June 30, 2015, by contractual maturity, are shown below.  Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in		Due after	Due after	Due after	Due after
	one year		one through	two through	three through	five through	Due after
	or less		two years	three years	five years	ten years	ten years	Total
		(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost		$11,319	$51,366	$3,290	$993	$-	$-	$66,968
Fair value		11,334	51,317	3,273	992	-	-	66,916
	Weighted average yield	1.54%	1.56%	1.89%	1.62%	-%	-%	1.57%

HELD TO MATURITY
Amortized cost		$-	$524	$3,095	$2,109	$14,833	$16,057	$36,618
Fair value		-	554	3,293	2,264	14,878	15,990	36,979
	Weighted average yield	-%	6.17%	4.94%	4.36%	1.79%	1.66%	2.21%

At June 30, 2015 and 2014, no investment securities were pledged to secure public deposits, repurchase agreements or borrowings with the Federal Home Loan Bank.

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1 U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.